Goodwill and Intangible Assets - Schedule of Changes in Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 6,072.5	$ 3,847.5
Additions	294.4	2,232.9
Disposals	(247.9)	(1.9)
Amortization	(195.6)	(158.9)
Impairment	(8.3)	(0.6)
Foreign exchange effect and other	(238.2)	153.5
Intangible assets and goodwill, ending balance	5,676.9	6,072.5
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	6,625.5
Intangible assets and goodwill, ending balance	6,416.4	6,625.5
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(530.4)
Intangible assets and goodwill, ending balance	(712.6)	(530.4)
Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(22.6)
Intangible assets and goodwill, ending balance	(26.9)	(22.6)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,904.7	1,633.7
Additions	136.4	1,212.3
Disposals	(227.1)	(1.7)
Amortization	0.0	0.0
Impairment	(2.6)	(0.1)
Foreign exchange effect and other	(108.7)	60.5
Intangible assets and goodwill, ending balance	2,702.7	2,904.7
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,911.8
Intangible assets and goodwill, ending balance	2,712.3	2,911.8
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Goodwill | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(7.1)
Intangible assets and goodwill, ending balance	(9.6)	(7.1)
Lloyd's participation rights
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	507.9	420.5
Additions	0.0	87.4
Disposals	0.0	0.0
Amortization	0.0	0.0
Impairment	(4.3)	0.0
Foreign exchange effect and other	(0.4)	0.0
Intangible assets and goodwill, ending balance	503.2	507.9
Lloyd's participation rights | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	507.9
Intangible assets and goodwill, ending balance	507.5	507.9
Lloyd's participation rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Lloyd's participation rights | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	(4.3)	0.0
Customer and broker relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,047.8	431.8
Additions	11.2	672.8
Disposals	(8.2)	0.0
Amortization	(99.3)	(67.9)
Impairment	(0.2)	0.0
Foreign exchange effect and other	(18.5)	11.1
Intangible assets and goodwill, ending balance	932.8	1,047.8
Customer and broker relationships | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,266.7
Intangible assets and goodwill, ending balance	1,247.0	1,266.7
Customer and broker relationships | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(218.9)
Intangible assets and goodwill, ending balance	(314.0)	(218.9)
Customer and broker relationships | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	(0.2)	0.0
Brand names
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,171.4	1,014.4
Additions	11.9	87.5
Disposals	(8.5)	0.0
Amortization	0.0	0.0
Impairment	0.0	0.0
Foreign exchange effect and other	(78.0)	69.5
Intangible assets and goodwill, ending balance	1,096.8	1,171.4
Brand names | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,171.4
Intangible assets and goodwill, ending balance	1,096.8	1,171.4
Brand names | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Brand names | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Computer software and other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	440.7	347.1
Additions	134.9	172.9
Disposals	(4.1)	(0.2)
Amortization	(96.3)	(91.0)
Impairment	(1.2)	(0.5)
Foreign exchange effect and other	(32.6)	12.4
Intangible assets and goodwill, ending balance	441.4	440.7
Computer software and other | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	767.7
Intangible assets and goodwill, ending balance	852.8	767.7
Computer software and other | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(311.5)
Intangible assets and goodwill, ending balance	(398.6)	(311.5)
Computer software and other | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(15.5)
Intangible assets and goodwill, ending balance	$ (12.8)	$ (15.5)